Quarterly Holdings Report
for
Fidelity® Puritan® K6 Fund
May 31, 2025
PUR-K6-NPRT3-0725
1.9893907.105
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (a)(b) (Cost $2,232,512)	224,541	2,164,463

Common Stocks - 64.6%
	Shares	Value ($)
BRAZIL - 0.8%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
MercadoLibre Inc (c)	3,942	10,104,489
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	109,842	1,002,857
Wheaton Precious Metals Corp	59,381	5,145,186
		6,148,043
TOTAL BRAZIL		16,252,532
CANADA - 0.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (c)	10,087	489,521
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp	30,838	799,291
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (c)	20,256	2,171,848
Materials - 0.6%
Chemicals - 0.1%
Nutrien Ltd (United States)	45,318	2,675,122
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States) (d)	56,673	6,686,847
Franco-Nevada Corp	10,290	1,733,333
		8,420,180
TOTAL MATERIALS		11,095,302

TOTAL CANADA		14,555,962
CHINA - 0.5%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	35,161	2,216,642
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Alibaba Group Holding Ltd ADR	43,939	5,002,016
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd ADR	45,149	2,828,585
TOTAL CONSUMER DISCRETIONARY		7,830,601

TOTAL CHINA		10,047,243
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (c)	27,872	1,013,983
FRANCE - 0.3%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
L'Oreal SA	182	77,034
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	15,344	4,263,249
EssilorLuxottica SA rights (c)(e)	15,344	68,818
		4,332,067
Industrials - 0.0%
Construction & Engineering - 0.0%
Vinci SA	6,101	871,745
TOTAL FRANCE		5,280,846
GERMANY - 0.4%
Information Technology - 0.4%
Software - 0.4%
SAP SE ADR	27,687	8,385,285
IRELAND - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	1,954	619,066
ITALY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA	63,029	7,761,363
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA	224,046	1,250,788
TOTAL ITALY		9,012,151
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (c)	16,324	9,357,896
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	1,936	370,028
TOTAL NETHERLANDS		9,727,924
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	10,241	554,809
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	19,180	3,707,878
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	36,512	1,283,867
Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	304	16,697
London Stock Exchange Group PLC	32,463	4,939,470
		4,956,167
Industrials - 0.0%
Professional Services - 0.0%
RELX PLC	8,965	482,443
TOTAL UNITED KINGDOM		6,722,477
UNITED STATES - 60.4%
Communication Services - 6.3%
Entertainment - 2.0%
Live Nation Entertainment Inc (c)	26,601	3,649,391
LiveOne Inc (c)	411,138	303,831
Netflix Inc (c)	17,915	21,627,526
PodcastOne Inc (c)	19,650	38,514
ROBLOX Corp Class A (c)	27,800	2,418,044
Spotify Technology SA (c)	17,282	11,494,949
Walt Disney Co/The	2,968	335,503
		39,867,758
Interactive Media & Services - 4.2%
Alphabet Inc Class A	29,396	5,048,469
Alphabet Inc Class C	170,975	29,553,029
Meta Platforms Inc Class A	69,845	45,223,939
Reddit Inc Class A (c)	38,777	4,356,596
		84,182,033
Media - 0.0%
Magnite Inc (c)	18	294
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	16,599	4,020,278
TOTAL COMMUNICATION SERVICES		128,070,363

Consumer Discretionary - 5.5%
Automobiles - 0.0%
Tesla Inc (c)	3,927	1,360,548
Broadline Retail - 3.1%
Amazon.com Inc (c)	304,475	62,420,420
Diversified Consumer Services - 0.2%
Service Corp International/US	51,384	4,007,952
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (c)	23,715	3,059,235
Cava Group Inc (c)	12,062	980,279
Domino's Pizza Inc	2,748	1,302,057
Hilton Worldwide Holdings Inc	7,736	1,921,932
Marriott International Inc/MD Class A1	659	173,864
Starbucks Corp	38,217	3,208,317
		10,645,684
Household Durables - 0.4%
Somnigroup International Inc	73,839	4,803,965
Toll Brothers Inc	22,154	2,309,555
		7,113,520
Specialty Retail - 1.2%
AutoZone Inc (c)	945	3,527,723
Group 1 Automotive Inc	1,110	470,551
Home Depot Inc/The	2,704	995,856
Lowe's Cos Inc	66,330	14,972,671
Revolve Group Inc Class A (c)	6,235	128,441
TJX Cos Inc/The	28,720	3,644,568
		23,739,810
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	17,014	1,030,878
Ralph Lauren Corp Class A	2,013	557,219
		1,588,097
TOTAL CONSUMER DISCRETIONARY		110,876,031

Consumer Staples - 2.5%
Beverages - 0.1%
Constellation Brands Inc Class A	6,692	1,193,117
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	39,228	872,038
Costco Wholesale Corp	8,892	9,249,281
Dollar Tree Inc (c)	9,022	814,326
Kroger Co/The	36,316	2,477,841
Performance Food Group Co (c)	9,448	846,163
Walmart Inc	102,892	10,157,498
		24,417,147
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	59,162	3,960,304
Tobacco - 1.0%
Philip Morris International Inc	114,492	20,676,110
TOTAL CONSUMER STAPLES		50,246,678

Energy - 2.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	363,213	13,457,042
Oil, Gas & Consumable Fuels - 1.4%
Antero Resources Corp (c)	85,276	3,193,586
Cheniere Energy Inc	5,500	1,303,445
Energy Transfer LP	439,339	7,679,646
Enterprise Products Partners LP	66,805	2,058,930
Exxon Mobil Corp	73,756	7,545,239
Range Resources Corp	83,529	3,177,443
Shell PLC	84,746	2,796,188
Shell PLC rights (c)(e)	84,746	30,339
		27,784,816
TOTAL ENERGY		41,241,858

Financials - 9.2%
Banks - 1.4%
Bank of America Corp	18,905	834,278
First Horizon Corp	167,301	3,325,944
JPMorgan Chase & Co	30,683	8,100,312
M&T Bank Corp	7,547	1,378,384
US Bancorp	33,731	1,470,334
Wells Fargo & Co	178,787	13,369,692
		28,478,944
Capital Markets - 3.0%
Bank of New York Mellon Corp/The	112,744	9,990,246
Blackstone Inc	22,219	3,083,108
Cboe Global Markets Inc	33,023	7,566,230
Charles Schwab Corp/The	120,652	10,658,398
CME Group Inc Class A	10,072	2,910,808
Goldman Sachs Group Inc/The	1,081	649,086
Intercontinental Exchange Inc	20,282	3,646,704
KKR & Co Inc Class A	20,864	2,534,141
Moody's Corp	3,760	1,802,243
Morgan Stanley	63,074	8,075,364
MSCI Inc	1,052	593,349
Northern Trust Corp	25,040	2,672,770
State Street Corp	66,365	6,389,622
		60,572,069
Consumer Finance - 0.2%
Capital One Financial Corp	24,351	4,605,992
Financial Services - 3.5%
Apollo Global Management Inc	33,128	4,329,498
Berkshire Hathaway Inc Class B (c)	21,406	10,787,768
Mastercard Inc Class A	46,726	27,362,746
Visa Inc Class A	70,201	25,636,703
		68,116,715
Insurance - 1.1%
Arthur J Gallagher & Co	28,181	9,791,207
Chubb Ltd	27,515	8,177,458
Marsh & McLennan Cos Inc	21,784	5,090,049
		23,058,714
TOTAL FINANCIALS		184,832,434

Health Care - 5.4%
Biotechnology - 1.5%
Alnylam Pharmaceuticals Inc (c)	25,282	7,699,886
Blueprint Medicines Corp (c)	1,283	130,032
Exact Sciences Corp (c)	20,805	1,170,905
Gilead Sciences Inc	176,004	19,374,520
Legend Biotech Corp ADR (c)	14,518	420,296
Madrigal Pharmaceuticals Inc (c)	433	119,188
Nuvalent Inc Class A (c)	12,619	941,504
Regeneron Pharmaceuticals Inc	472	231,412
Scholar Rock Holding Corp (c)	7,057	204,724
		30,292,467
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	47,625	6,361,748
Boston Scientific Corp (c)	133,759	14,079,472
Glaukos Corp (c)	23,609	2,226,093
Insulet Corp (c)	29,728	9,662,492
Intuitive Surgical Inc (c)	1,513	835,690
Penumbra Inc (c)	1,297	346,260
Stryker Corp	8,388	3,209,584
		36,721,339
Health Care Providers & Services - 1.2%
CVS Health Corp	91,551	5,862,926
McKesson Corp	7,574	5,449,569
Molina Healthcare Inc (c)	26,765	8,164,396
UnitedHealth Group Inc	16,056	4,847,466
		24,324,357
Health Care Technology - 0.2%
Doximity Inc Class A (c)	58,190	3,031,117
Veeva Systems Inc Class A (c)	6,276	1,755,397
		4,786,514
Life Sciences Tools & Services - 0.0%
Bruker Corp	4,834	177,408
Pharmaceuticals - 0.6%
Eli Lilly & Co	16,364	12,071,232
TOTAL HEALTH CARE		108,373,317

Industrials - 7.1%
Aerospace & Defense - 1.5%
Boeing Co (c)	76,136	15,784,516
BWX Technologies Inc	1,639	205,858
GE Aerospace	11,705	2,878,377
Howmet Aerospace Inc	42,851	7,279,956
Karman Holdings Inc	13	557
Standard Aero Inc	8,942	262,269
TransDigm Group Inc	2,047	3,005,876
Woodward Inc	4,467	966,346
		30,383,755
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	4,877	468,046
Building Products - 1.2%
Carrier Global Corp	118,176	8,414,131
Trane Technologies PLC	35,938	15,463,043
		23,877,174
Commercial Services & Supplies - 0.3%
ACV Auctions Inc Class A (c)	15,627	255,970
Cintas Corp	7,119	1,612,454
GFL Environmental Inc Subordinate Voting Shares (United States)	69,217	3,490,613
		5,359,037
Construction & Engineering - 0.1%
Dycom Industries Inc (c)	1,220	280,502
EMCOR Group Inc	5,104	2,408,374
		2,688,876
Electrical Equipment - 0.9%
Eaton Corp PLC	10,970	3,512,594
GE Vernova Inc	32,012	15,141,036
		18,653,630
Ground Transportation - 0.3%
Norfolk Southern Corp	10,882	2,689,159
Uber Technologies Inc (c)	47,891	4,030,507
		6,719,666
Industrial Conglomerates - 0.6%
3M Co	75,723	11,233,507
Machinery - 1.7%
Allison Transmission Holdings Inc	16,738	1,732,718
Cummins Inc	3,338	1,073,100
Deere & Co	34,803	17,619,367
Dover Corp	18,522	3,292,286
Parker-Hannifin Corp	4,836	3,214,489
Pentair PLC	2,394	237,437
Westinghouse Air Brake Technologies Corp	34,783	7,037,297
		34,206,694
Professional Services - 0.2%
Paycom Software Inc	13,631	3,531,656
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies Inc	3,124	707,648
Watsco Inc	3,936	1,745,892
WW Grainger Inc	3,158	3,434,514
		5,888,054
TOTAL INDUSTRIALS		143,010,095

Information Technology - 18.0%
Communications Equipment - 0.1%
Arista Networks Inc	7,975	690,954
Cisco Systems Inc	34,936	2,202,365
		2,893,319
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	124,952	11,236,934
Flex Ltd (c)	11,111	469,995
		11,706,929
IT Services - 0.6%
IBM Corporation	28,157	7,294,352
Okta Inc Class A (c)	50,129	5,171,809
X.Ai Holdings Corp Class A (a)(f)	13,019	475,975
		12,942,136
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices Inc (c)	11,677	1,292,994
Analog Devices Inc	25,008	5,351,212
Broadcom Inc	113,150	27,390,221
Intel Corp	89,928	1,758,092
Lam Research Corp	3,479	281,068
Marvell Technology Inc	69,063	4,156,902
Micron Technology Inc	41,079	3,880,322
NVIDIA Corp	652,331	88,149,489
		132,260,300
Software - 6.3%
Autodesk Inc (c)	16,095	4,766,051
Fair Isaac Corp (c)	2,379	4,106,820
HubSpot Inc (c)	1,336	788,106
Microsoft Corp	224,007	103,123,864
Monday.com Ltd (c)	2,555	760,087
Oracle Corp	5,340	883,930
Palantir Technologies Inc Class A (c)	5,757	758,657
Palo Alto Networks Inc (c)	6,773	1,303,261
Pegasystems Inc	9,656	947,736
Roper Technologies Inc	4,545	2,591,877
Servicenow Inc (c)	619	625,865
Zoom Communications Inc Class A (c)	61,979	5,035,794
Zscaler Inc (c)	5,019	1,383,738
		127,075,786
Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc	374,348	75,187,796
TOTAL INFORMATION TECHNOLOGY		362,066,266

Materials - 1.8%
Chemicals - 0.9%
CF Industries Holdings Inc	68,967	6,255,997
Corteva Inc	76,356	5,406,005
Linde PLC	5,217	2,439,365
Sherwin-Williams Co/The	13,130	4,711,175
		18,812,542
Construction Materials - 0.3%
Martin Marietta Materials Inc	7,540	4,128,527
Vulcan Materials Co	3,908	1,035,894
		5,164,421
Containers & Packaging - 0.2%
International Paper Co	5,492	262,573
Smurfit WestRock PLC	70,943	3,073,960
		3,336,533
Metals & Mining - 0.4%
Freeport-McMoRan Inc	42,593	1,638,979
Newmont Corp	122,442	6,455,142
		8,094,121
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	20,801	1,873,545
TOTAL MATERIALS		37,281,162

Real Estate - 1.9%
Health Care REITs - 0.6%
Ventas Inc	181,953	11,695,939
Office REITs - 0.0%
Douglas Emmett Inc	33	469
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (c)	11,943	1,493,114
Zillow Group Inc Class C (c)	96,273	6,460,881
		7,953,995
Residential REITs - 0.0%
Camden Property Trust	6,632	779,194
Specialized REITs - 0.9%
American Tower Corp	20,806	4,466,008
Equinix Inc	773	687,058
Public Storage Operating Co	38,596	11,903,392
		17,056,458
TOTAL REAL ESTATE		37,486,055

Utilities - 0.7%
Electric Utilities - 0.5%
Edison International	5,644	314,088
Exelon Corp	102,513	4,492,120
NRG Energy Inc	27,014	4,211,483
		9,017,691
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	16,897	2,713,151
Multi-Utilities - 0.1%
Ameren Corp	7,755	751,304
Sempra	14,144	1,111,577
		1,862,881
TOTAL UTILITIES		13,593,723

TOTAL UNITED STATES		1,217,077,982
TOTAL COMMON STOCKS (Cost $942,594,540)		1,302,958,138

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (a)(f) (Cost $461,975)	11,300	461,944

Fixed-Income Funds - 35.3%
	Shares	Value ($)
Fidelity High Income Central Fund (g)	684,382	72,968,779
Fidelity Investment Grade Bond Central Fund (g)	6,547,558	638,976,194
TOTAL FIXED-INCOME FUNDS (Cost $744,892,062)		711,944,973

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	1,415,369	1,415,652
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	6,833,767	6,834,450
TOTAL MONEY MARKET FUNDS (Cost $8,250,102)			8,250,102

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,698,431,191)	2,025,779,620
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(7,698,572)
NET ASSETS - 100.0%	2,018,081,048

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,102,382 or 0.2% of net assets.

(b)	Affiliated Fund
(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series G	4/17/25	461,976

Fidelity Private Credit Company LLC	6/06/22 - 5/05/25	2,232,512

X.Ai Holdings Corp Class A	10/25/22	469,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,739,324	289,124,770	302,448,442	528,223	-	-	1,415,652	1,415,369	0.0%
Fidelity High Income Central Fund	63,242,591	9,802,233	-	3,768,550	-	(76,045)	72,968,779	684,382	3.9%
Fidelity Investment Grade Bond Central Fund	535,762,501	121,586,355	5,323,979	20,123,902	(254,732)	(12,793,951)	638,976,194	6,547,558	1.6%
Fidelity Securities Lending Cash Central Fund	12,437,975	47,867,528	53,471,053	1,872	-	-	6,834,450	6,833,767	0.0%
Total	626,182,391	468,380,886	361,243,474	24,422,547	(254,732)	(12,869,996)	720,195,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	561,560	1,670,241	6,899	197,342	(225)	(60,214)	2,164,463	224,541
	561,560	1,670,241	6,899	197,342	(225)	(60,214)	2,164,463

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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